Licensing and Collaborative Agreements (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended				24 Months Ended
	Oct. 31, 2012	Dec. 31, 2015	Jun. 23, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2011	Mar. 31, 2008
Promissory note issuance			$ 280,000
Warrants issued			240,305		628,264
Research and development expenses		$ 806,300		$ 445,400	$ 2,835,000	$ 1,476,600	$ 2,432,700	$ 2,480,600
UHN [Member]
Promissory note issuance									$ 549,500
Award upon agreed milestones							3,900,000
US NIH [Member]
Grant revenue										$ 4,600,000	$ 4,200,000
Cato [Member]
Promissory note issuance	$ 1,009,000
Warrants issued	50,450
Research and development expenses							$ 38,100	$ 52,000